New Standards and Interpretations	12 Months Ended
Dec. 31, 2018
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
New Standards and Interpretations
4.	NEW STANDARDS AND INTERPRETATIONS

4.1	Recently adopted accounting pronouncements

The Company has initially applied IFRS 15 and IFRS 9 from January 1, 2018. The nature and effect of the changes as a result of adoption of these new accounting standard are described below.

IFRS 15 Revenue from contracts with customers

IFRS 15 supersedes IAS 11 Construction Contracts, IAS 18 Revenue and related interpretation, and it applies with limited exceptions, to all revenue arising from contracts with customers. IFRS 15 establishes a five-step model to account for revenue arising from contracts with customers and requires the revenue be recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

IFRS 15 requires entities to exercise judgement, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers. The standard also specifies the accounting for the incremental costs of obtaining a contract and the costs directly related to fulfilling a contract. In addition, the standard requires extensive disclosures.

The Company adopted IFRS 15 using the modified retrospective method of adoption with the date of initial application of January 1, 2018. Under this method, the standard can be applied either to all contracts at the date of initial application or only to contracts that are not completed at this date. The Company elected to apply the standard retrospectively only to contracts that are not completed as of January 1, 2018. The Company opted to apply the practical expedient for contract modification to all modifications that occurred before the date of initial application.

The cumulative effect of initially applying IFRS 15 is recognized at the date of initial application as an adjustment to the opening balance of retained earnings. Therefore, the comparative information was not restated and continues to be reported under IAS 11, IAS 18 and related interpretations.

IFRS 9 Financial Instruments

IFRS 9 Financial Instruments replaces IAS 39 Financial Instruments: Recognition and Measurement for annual periods beginning on or after January 1, 2018, bringing together all three aspects of the accounting for financial instruments: classification and measurement; impairment; and hedge accounting.

The Company has elected not to restate prior period financial statements using the modified retrospective approach under IFRS 9 as of January 1, 2018. The comparative information has not been restated which continues to be reported under IAS 39. Differences arising from the adoption of IFRS 9 have been recognized directly in retained earnings and other components of equity.

4.	NEW STANDARDS AND INTERPRETATIONS (continued)

4.1	Recently adopted accounting pronouncements (continued)

The significant effects of adopting the new standards as of January 1, 2018 are summarized as below:

Affected items of consolidated balance sheet	As of December 31, 2017	Effect of adoption of new standards	As of January 1, 2018	Remarks
	US$’000	US$’000	US$’000
Assets
Contract assets - current	—	162	162	A
Gross amounts due from customers for contract work-in-progress	162	(162)	—	A
Trade receivables	112,403	16	112,419	C
Financial assets – available for sale	2,747	(2,747)	—	B
Financial assets at fair value through other comprehensive income	—	2,747	2,747	B
Deferred income tax assets	3,022	4	3,026	D
Total affected assets	118,334	20	118,354
Liabilities
Contract liabilities - current	—	113	113	E
Total affected liabilities	—	113	113
Equity
Retained earnings	53,350	(93)	53,257	B, C, D, E
Total affected equity	53,350	(93)	53,257
Total affected liabilities and equity	53,350	20	53,370

A. In accordance with IFRS 15, the Company reclassified gross amounts due from customers for contract work-in-progress in the amount of $162 to contract assets as of January 1, 2018.

B. Equity investments in non-listed equity investments previously classified as available-for-sale financial assets were reclassified and measured as financial assets at FVOCI because these investments are held as long-term strategic investments purpose. As a result, assets with fair value of $2,747 were reclassified from available-for-sale financial assets to financial assets at FVOCI and fair value gains of $1,717 were reclassified from the available-for-sale financial assets reserve to the FVOCI reserve on January 1, 2018, of which $843 was related to non-controlling interests.

C. The adoption of IFRS 9 has fundamentally changed the Company’s accounting for impairment losses for trade receivable by replacing IAS 39’s incurred loss approach with a forward looking ECL approach.  Upon adoption of IFRS 9, the Company reversed impairment on trade receivables by $16. As a result, trade receivables and retained earnings increased by $16.

D. The Company recognized deferred income tax assets for the temporary differences arising from the adjustments upon initial adoption of IFRS 9 and IFRS 15. Deferred income tax assets and retained earnings both increased by $4.

E. In accordance with IFRS 15, the Company’s performance obligation to provide custodial and transportation services are recognized as contract liabilities under bill-and-hold agreements. After adopting IFRS 15, the Company recognizes revenue from custodial services over time and transportation revenue upon delivery. As of January 1, 2018, the balance of contract liabilities increased by $113, and retained earnings decreased by $113.

4.	NEW STANDARDS AND INTERPRETATIONS (continued)

4.1	Recently adopted accounting pronouncements (continued)

The following tables summarized the impacts of adopting IFRS 15 on the consolidated income statement for the year ended December 31, 2018 and its consolidated balance sheet as of December 31, 2018 for each of the line items affected. There was no material impact on the consolidated statement of cash flows for the year ended December 31, 2018.

Affected items of consolidated income statement for the year ended December 31, 2018	As reported	Adjustments	Amounts without application of IFRS 15
	US$’000	US$’000	US$’000
Revenue	425,940	(26)	425,914
Gross profit	36,248	(26)	36,222
Operating profit	8,684	(26)	8,658
Profit before tax	11,332	(26)	11,306
Income tax expense	(3,886)	5	(3,881)
Profit for the year	7,446	(21)	7,425

Affected items of consolidated balance sheet as of December 31, 2018	As reported	Adjustments	Amounts without application of IFRS 15
	US$’000	US$’000	US$’000
Assets
Contract assets - current	1,460	(1,460)	—
Gross amounts due from customers for contract work-in-process	—	1,460	1,460
Deferred income tax assets	3,919	(18)	3,901
Total affected assets	5,379	(18)	5,361
Liabilities
Other current liabilities	3,272	(88)	3,184
Total affected liabilities	3,272	(88)	3,184
Equity
Retained earnings	55,016	34	55,050
Foreign currency translation reserve	(15,251)	1	(15,250)
Non-controlling interests	71,788	35	71,823
Total affected equity	111,553	70	111,623
Total affected liabilities and equity	114,825	(18)	114,807

Prior to the application of IFRS 15, the Company recognized revenue based on the accounting treatment of the sales of goods for bill and hold transactions. In accordance with IFRS 15, the Company allocated the transaction prices to those custodial and transportation services under bill and hold transactions, and recognizes revenues from custodial and transportation services only when the services fulfilled. As a result, the Company will recognized contract liabilities and adjusted related deferred income tax assets and equity accordingly.

Reclassifications are made to reflect the terms used under IFRS 15. Amounts previously presented in “Gross amounts due from customers for contract” are reclassified into “contract assets-current”.

4.	NEW STANDARDS AND INTERPRETATIONS (continued)

4.2	New accounting pronouncements not effective

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below.  The Company intends to adopt these standards, if applicable, when they become effective.

Sales or Contribution of Assets between an investor and its Associate or Joint Venture-Amendments to IFRS 10 and IAS 28

In September 2014, the IASB issued amendments to IFRS 10, Consolidated Financial Statements and IAS 28, Investments in Associates and Joint Ventures, entitled Sales or Contribution of Assets between an Investor and its Associate or Joint Ventures. These narrow scope amendments clarify, that a full gain or loss is recognized when a transaction involves a business (whether it is housed in a subsidiary or not), and a partial gain or loss is recognized when a transaction involves assets that do not constitute a business. On December 17, 2015, the IASB issued an amendment that postpones the application of the amendments to IFRS 10 and IAS 28 indefinitely. The Company does not expect the amendments to have an impact on its consolidated financial statements.

IFRS 16 Leases

In January 2016, IASB issued IFRS 16, Leases which will replace IAS 17, Leases. The new standard specifies how to recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. Lessor accounting still used the dual classification approach to classify each lease as an operating lease or a finance lease. The standard is effective for annual periods beginning on or after January 1, 2019, with early application permitted if IFRS 15 has also been applied.

The Company plans to apply IFRS 16 initially on January 1, 2019 using the modified retrospective approach. Therefore, the cumulative effect of adopting the new standard will be recognized as an adjustment to the opening balance of retained earnings at January 1, 2019, with no restatement of comparative information.

The Company will elect to use the following practical expedients permitted by the standard:

►	the use of a single discount rate to a portfolio of leases with reasonably similar characteristics
►	the accounting for operating leases with a remaining lease term of less than 12 months as at January 1, 2019 as short-term leases
►	the exclusion of initial direct costs for the measurement of the right-of-use asset at the date of initial application, and
►	the use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

4.	NEW STANDARDS AND INTERPRETATIONS (continued)
4.2	New Accounting Pronouncements not effective (continued)

The significant effects are summarized as below:

Affected items of consolidated balance sheet	As of December 31, 2018	Effect of adoption of new standards	As of January 1, 2019	Remarks
	US$’000	US$’000	US$’000
Assets
Prepayments	1,140	(59)	1,081	B
Lease assets*	66	(66)	—	A
Right of use assets	—	3,801	3,801	A, B, C
Prepaid land lease payments	978	(978)	—	B
Total affected assets	2,184	2,698	4,882
Liabilities
Financial lease liabilities - current	44	362	406	C
Financial lease liabilities - non-current	46	2,336	2,382	C
Total affected liabilities	90	2,698	2,788
* included in the line "Property, plant and equipment" in the balance sheet

A. The Company expects to reclassify “Lease assets” from “Property, plant and equipment” to “Right of use assets” reflect the terms used under IFRS 16.

B. Current and non-current prepaid land lease payments, which presented as “prepayment” and “prepaid land lease payments” in the balance sheet, are expected to be reclassified into “Right of use assets”.

C. On adoption of IFRS 16, the Company expects to recognize lease liabilities in relation to leases which had previously been classified as operating lease under the principle of IAS 17. The Company expects to measure its right-of-use assets at amounts equal to the lease liabilities. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019.

Additionally, operating cash flows will increase and financing cash flows will decrease by $354 for the year ended December 31, 2019 as repayment on the principal portion of non-finance lease liabilities will be reclassified as cash flows from financing activities (where previously it was classified as operating cash flows).

4.	NEW STANDARDS AND INTERPRETATIONS (continued)

4.2	New Accounting Pronouncements not effective (continued)

IFRIC Interpretation 23 Uncertainty over Income Tax Treatments

The IFRIC clarifies how the recognition and measurement requirements of IAS 12, Income taxes, are applied where there is uncertainty over income tax treatments. The IFRS IC had clarified previously that IAS 12, not IAS 37, Provisions, contingent liabilities and contingent assets, applies to accounting for uncertain income tax treatments. IFRIC 23 explains how to recognize and measure deferred and current income tax assets and liabilities where there is uncertainty over a tax treatment. An uncertain tax treatment is any tax treatment applied by an entity where there is uncertainty over whether that treatment will be accepted by the tax authority. For example, a decision to claim a deduction for a specific expense or not to include a specific item of income in a tax return is an uncertain tax treatment if its acceptability is uncertain under tax law. IFRIC 23 applies to all aspects of income tax accounting where there is an uncertainty regarding the treatment of an item, including taxable profit or loss, the tax bases of assets and liabilities, tax losses and credits and tax rates. The IFRIC 23 is effective from annual periods beginning on or after 1 January 2019. The Company will apply the interpretation from its effective date. The Company evaluated current events and the accounting treatment applied in each situation in the light of this interpretation and concluded that IFRIC 23 does not result in any change in the Company’s consolidated financial statements.

Long-term Interests in Associates and Joint Ventures - Amendments to IAS 28

The amendments to IAS 28, Long-term Interests in Associates and Joint Ventures clarify that companies account for long-term interests in associate or joint venture to which the equity method is not applied using IFRS 9. The amendments are effective for periods beginning on or after 1 January 2019. Earlier application is permitted. The Company has assessed the effects of applying the Amendment, and the effect on the financial statements is immaterial.

Plan Amendment, Curtailment or Settlement — Amendments to IAS 19

When a net defined benefit liability or asset is remeasured as a result of a defined benefit plan being amended, curtailed or settled during a period, the amendments to IAS 19 require using the assumptions employed for the remeasurement to determine current service cost and net interest for the period after the remeasurement. The amendment also clarifies how the requirements for accounting for a plan amendment, curtailment or settlement affect the asset ceiling requirements. The amendments are effective for annual period beginning on or after January 1, 2019. Early application is permitted but must be disclosed. These amendments will apply only to any future plan amendments, curtailments, or settlements of the Company.

Prepayment Features with “Negative Compensation” - Amendments to IFRS 9

The amendments clarify that financial instruments with a prepayment feature that may lead to a situation which reasonable compensation is received or paid upon early termination of the contract can meet the SPPI (solely payment of principal and interest) criterion and therefore be measured at amortized cost or fair value through other comprehensive income. The basis for conclusions of the Amendment clarifies that prepayment for the fair value of the instrument does not necessarily meet the SPPI criterion. The Amendment is effective for annual periods beginning on or after January 1, 2019. These amendments have no impact on the Company’s consolidated financial statements.